PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation expense of Continuing Operations	$ 17,388	$ 5,741
Depreciation expense of discontinued Operations	0	$ 629
Provision for impairment from continuing operations			$ 22,486
Data center
Property, Plant and Equipment [Line Items]
Provision for impairment from continuing operations			$ 22,486
Mining machines
Property, Plant and Equipment [Line Items]
Provision for impairment from continuing operations	$ 836